Related Party Transactions and Balances (Details) - Schedule of the balances with related parties - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Prepayments
Beijing Ougaini		$ 115,989
Due from related parties
Yang Weiguang	[1]	226,178
Beijing Yisuizhen	[2]		392,305
Total		$ 226,178	$ 392,305

[1]	As of December 31, 2022, the Company had a balance of $226,178 due from Mr. Yang Weiguang. The balance was comprised of the following: -A balance of $144,986 arising from transfer of 6.67% equity interest of Shanghai Zhongxin to four former shareholders of West Angel, who paid consideration to Mr. Yang. (Note 4) -A balance of $81,192 as tuition paid on behalf of to Mr. Yang. As of the date of this report, Mr. Yang has repaid the above outstanding balances to the Company.
[2]	As of December 31, 2021, the Company had a balance of $392,305 due from Beijing Yisuizhen, over which the Company owned 47% equity interest before August 17, 2022. The balance was a loan to the newly set up equity investee to support its working capital. The outstanding balance was repaid by Beijing Yisuizhen before business combination with the Company.